Other current financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Other current financial assets
4.2 Other current financial assets

(CHF in millions)	12/31/2025	12/31/2024

Credit cards	23.4	12.7
Deposits	19.9	18.1
Other current financial assets	15.9	25.5
Other current financial assets at amortized cost	59.2	56.4
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	59.2	56.4
Due to their short-term nature, the carrying amount of other current financial assets at amortized cost corresponds to their fair value.

Accounting policies
On’s financial assets, which include trade receivables and other current financial assets, are initially recognized at fair value. Subsequent measurement depends on the business model for managing these assets and the contractual terms of the resulting cash flows, On classifies financial assets as follows:

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest, are measured at amortized cost. Interest income from these financial assets is included in financial result, and any gain or loss arising on derecognition is recognized directly in the income statement.

Assets that do not meet the criteria above for amortized cost are measured at fair value through profit and loss. Changes in fair value are recognized immediately in the income statement.

4.3 Other financial liabilities

(CHF in millions)	12/31/2025	12/31/2024

Customer refund liability returns	55.8	40.9
Other financial liabilities	0.9	10.4
Total other current financial liabilities at amortized cost	56.7	51.3
Other non-current financial liabilities	2.8	1.7
Total other non-current financial liabilities at amortized cost	2.8	1.7
Total other current and non-current financial liabilities	59.5	53.1

The carrying amount of other current and non-current financial liabilities at amortized cost correspond to their fair value.

Accounting policies
On’s financial liabilities include trade payables, current and non-current lease liabilities, other current and non-current financial liabilities, which are initially recognized at fair value. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in the income statement. Refer to 3.4 Right-of-use assets and lease liabilities for additional information on lease liabilities.

Customer refund liabilities are recognized for the estimated amount of returns and are updated at the end of each reporting period based on historical data (refer to note 2.1 Net sales for additional information).

Financial liabilities are derecognized when the contractual obligations are discharged, cancelled, or expired.